Advances to Suppliers, Net (Tables)	6 Months Ended
Mar. 31, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers and Allowance for Doubtful Accounts	As of September 30, 2023 and March 31, 2024, advances to suppliers and allowance for doubtful accounts consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Prepayment for purchase of battery packs (1)	$10,664,027	$16,006,020
Prepayment for purchase of customized equipment (2)	6,980,811	7,054,001
Prepayment for purchase of e-bicycles materials (3)	847,215	647,295
Prepayment for purchase of materials for assembling electronic control system	234,000	189,598
Other	128,958	38,848
Subtotal	18,855,011	23,935,762
Less: allowance for doubtful accounts	(98,643)	(99,677)
Advances to suppliers, net	$18,756,368	$23,836,085
(1)	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top three suppliers were $6,792,879 and $13,557,140 as of September 30, 2023 and March 31, 2024, respectively.
(2)	Prepayment for purchase of customized equipment is for the production of intelligent robots, among which the prepayment of top three suppliers were $6,717,654 and $6,788,084 as of September 30, 2023 and March 31, 2024, respectively.
(3)	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top two and one suppliers’ prepayments were $741,019 and $540,144 as of September 30, 2023 and March 31, 2024, respectively.